Equity - Schedule of Stockholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Contributed capital account	$ 26,503,103	$ 26,519,004	$ 26,540,780
Net tax income account	4,548,882	4,111,601	3,232,321
Total	$ 31,051,985	$ 30,630,605	$ 29,773,101